Fresh-Start Reporting - Cumulative impact of the fresh-start adjustments (Details)-10K - USD ($) $ in Thousands	3 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Reorganization, Chapter 11 [Line Items]
Elimination of accumulated other comprehensive loss	$ 23,891	$ 37,633
Income Tax Expense (Benefit)	$ (22,337)	$ (3,057)